SECURED BORROWINGS, Secured Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Secured Borrowings [Abstract]
Total secured borrowings, net		$ 2,379,869	$ 2,029,675
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	2,416,807	2,058,891
Unamortized debt discount and loan costs	[1]	(36,938)	(29,216)
Total secured borrowings, net	[1]	2,379,869	2,029,675
Accrued interest		10,900	6,600
Secured Borrowings [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 85,584	$ 101,551
Weighted average interest rate	[2]	3.08%	3.06%
Maturity date		Nov. 14, 2033
Secured Borrowings [Member] | Nord LB Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 108,882	$ 153,176
Weighted average interest rate	[2]	4.29%	4.47%
Maturity date		Jan. 14, 2020
Secured Borrowings [Member] | CBA Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 0	$ 49,080
Weighted average interest rate	[2]	0.00%	5.53%
Secured Borrowings [Member] | Term Loan [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 407,768	$ 431,271
Weighted average interest rate	[2]	5.17%	4.25%
Maturity date		Feb. 28, 2023
Secured Borrowings [Member] | Magellan Acquisition Limited Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 305,226	$ 331,768
Weighted average interest rate	[2]	4.18%	3.15%
Maturity date		Dec. 08, 2025
Secured Borrowings [Member] | Fly Acquisition III Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 190,457	$ 86,520
Weighted average interest rate	[2]	4.10%	3.41%
Maturity date		Feb. 26, 2022
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 467,179	$ 0
Weighted average interest rate	[2]	4.59%	0.00%
Maturity date, range start date		Jun. 15, 2020
Maturity date, range end date		Jun. 15, 2023
Secured Borrowings [Member] | Fly Aladdin Engine Funding Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 43,829	$ 0
Weighted average interest rate	[2]	4.95%	0.00%
Maturity date, range start date		Dec. 31, 2021
Maturity date, range end date		Apr. 30, 2022
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance	[1]	$ 807,882	$ 905,525
Weighted average interest rate	[2]	4.44%	3.83%
Maturity date, range start date		Dec. 31, 2020
Maturity date, range end date		Jun. 30, 2028

[1]	As of December 31, 2018 and 2017, accrued interest on secured borrowings totaled $10.9 million and $6.6 million, respectively.
[2]	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.